Note 9 - Term Loans and Line of Credit Agreements - Future Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 1,057
2021	1,111
2022	1,167
2023	1,227
2024	1,290
Thereafter	17,148
Total	$ 23,000